Guaranteed Annuity Contract (Details) - Rhinebeck Bank 401(k) Plan	12 Months Ended
Dec. 31, 2025
Minimum
Guaranteed Annuity Contract
Guaranteed interest rate	1.00%
Maximum
Guaranteed Annuity Contract
Guaranteed interest rate	3.00%